Segment Information - Summary of Reconciliation Between Reportable Segment Gross Profit and Loss to Consolidated Loss Before Tax (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Operating Segments [Abstract]
Segment gross profit	€ 1,353	€ 849	€ 401
Research and development	(493)	(396)	(207)
Sales and marketing	(620)	(567)	(368)
General and administrative	(283)	(264)	(175)
Finance income	455	118	152
Finance costs	(584)	(974)	(336)
Share in (losses)/earnings of associate	(1)	1	(2)
Loss before tax	€ (173)	€ (1,233)	€ (535)